Concentrations (Details Narrative) - Customer Concentration Risk [Member]	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
One Customer [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	33.00%		55.00%
Concentration risk percentage					40.00%
One Customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			51.00%
Two Customer [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		48.00%		31.00%
Concentration risk percentage						93.00%
Two Customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage					71.00%
Concentration risk percentage					71.00%	97.00%
No Other Customer [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			10.00%	10.00%
Concentration risk percentage					10.00%